CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net Income	$ 4,629,045	$ 2,641,298	$ 2,533,595
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,527,392	1,676,820	1,790,041
Amortization and Accretion	2,667,404	4,180,158	3,487,124
Provision for Loan Losses	4,485,000	6,784,767	8,250,000
Deferred Income Taxes	2,178,222	1,204,439	867,006
Securities (Gains) Losses	363,804	(2,837,464)	(2,923,601)
(Gain) Loss on Sale of Premises and Equipment	(677)	1,148	3,668
Loss on Sale of Other Real Estate and Repossessions	1,565,091	1,839,196	1,106,479
Provision for Losses on Other Real Estate	1,321,418	2,702,709	1,411,061
Increase in Cash Surrender Value of Life Insurance	(338,712)	(185,341)	(174,289)
Change In
Interest Receivable	285,033	250,755	739,423
Prepaid Expenses	(168,060)	1,741,834	1,861,810
Interest Payable	385,285	74,637	(398,903)
Accrued Expenses and Accounts Payable	213,753	(95,972)	(405,612)
Other	(243,543)	2,827,648	(2,987,906)
Cash Flow from Operating Activities	18,870,455	22,806,632	15,159,896
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	(164,950)	7,161,969	21,769,424
Purchase of Investment Securities Available for Sale	(132,419,073)	(250,445,594)	(381,284,748)
Proceeds from Sale of Investment Securities Available for Sale	72,672,795	227,690,806	342,672,937
Proceeds from Maturities, Calls and Paydowns of Investment Securities Available for Sale	48,330,382	54,006,594	41,978,769
Proceeds from Maturities, Calls and Paydowns of Investment Securities Held for Maturity	11,623	14,019	12,565
Proceeds from Sale of Premises and Equipment	2,500	1,500	1,605
Net Loans to Customers	(19,959,948)	(50,126,252)	63,267,200
Purchase of Premises and Equipment	(1,489,579)	(845,338)	(397,825)
Proceeds from Sale of Other Real Estate and Repossessions	8,041,638	9,876,136	9,991,792
Proceeds from Sale of Federal Home Loan Bank Stock	200,400	2,033,900	665,300
Purchase of Bank-Owned Life Insurance	(10,000,000)	0	0
Cash Flow from Investing Activities	(34,774,212)	(632,260)	98,677,019
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	16,550,430	(49,998,012)	(50,448,220)
Noninterest-Bearing Customer Deposits	(8,705,841)	29,697,631	(8,690,512)
Proceeds from Other Borrowed Money	21,500,000	5,000,000	0
Principal Payments on Other Borrowed Money	(16,500,000)	(41,000,000)	(4,076,010)
Dividends Paid on Preferred Stock	0	0	(1,400,000)
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	0	0	(20,000,000)
Net Cash Flows from Financing Activities	12,844,589	(56,300,381)	(84,614,742)
Net Increase (Decrease) in Cash and Cash Equivalents	(3,059,168)	(34,126,009)	29,222,173
Cash and Cash Equivalents, Beginning	49,245,833	83,371,842	54,149,669
Cash and Cash Equivalents, Ending	$ 46,186,665	$ 49,245,833	$ 83,371,842